T. ROWE PRICE New Jersey Tax-Free Bond Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.0%
DELAWARE 2.1%
Delaware River & Bay Auth., 4.00%, 1/1/44  4,000 4,630
Delaware River & Bay Auth., Series A, 5.00%, 1/1/44  2,000 2,160
Delaware River & Bay Auth., Series C, 5.00%, 1/1/28  2,500 2,729
9,519
NEW JERSEY 87.1%
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/47 (1) 1,000 1,181
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/53 (1) 2,000 2,348
Burlington County Bridge Commission, 4.00%, 10/1/29  1,470 1,652
Burlington County Bridge Commission, 5.00%, 10/1/24  1,000 1,085
Burlington County Bridge Commission, 5.00%, 10/1/25  585 635
Burlington County Bridge Commission, 5.00%, 10/1/27  1,000 1,179
Burlington County Bridge Commission, 5.00%, 10/1/28  1,280 1,506
Burlington County Bridge Commission, 5.00%, 4/15/29  500 624
Burlington County Bridge Commission, 5.00%, 4/15/30  1,085 1,347
Burlington County Bridge Commission, 5.00%, 4/15/31  1,000 1,237
Burlington County Bridge Commission, Gov't. Loan Program,
Series A, 5.00%, 12/1/24  700 733
Essex County Improvement Auth., Charter School, 4.00%, 6/15/51  1,100 1,241
Essex County Improvement Auth., Charter School, 4.00%, 6/15/56  1,755 1,972
Essex County Improvement Auth., NJIT Student Housing, Series A,
4.00%, 8/1/51 (2) 1,000 1,183
Essex County Improvement Auth., NJIT Student Housing, Series A,
4.00%, 8/1/56 (2) 1,500 1,768
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (3) 2,205 2,805
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (1) 5,600 6,847
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/37  510 597
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/38  500 584
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/39  450 525
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/46 (2) 750 880
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/51 (2) 1,000 1,168
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/28 (1) 1,750 2,102

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/29 (1) 1,285 1,536
Hudson County Improvement Auth., 4.00%, 1/1/38  1,000 1,174
Hudson County Improvement Auth., Vocational Technical Schools,
5.25%, 5/1/51  7,000 8,211
Mercer County Improvement Auth., 4.00%, 4/1/33  1,000 1,185
Middlesex County Improvement Auth., Parking Revenue, 4.00%,
9/1/51  3,205 3,844
Middlesex County, Civic Square IV Redev., COP, 5.00%, 10/15/31  1,465 1,683
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/37  750 908
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/38  1,000 1,208
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/39  790 953
Monmouth County Improvement Auth., Gov't. Pooled Loan, 4.00%,
12/1/31  500 551
Monmouth County Improvement Auth., Gov't. Pooled Loan, 4.00%,
12/1/32  500 551
Monmouth County Improvement Auth., Gov't. Pooled Loan, 5.00%,
12/1/29  400 454
Monmouth County Improvement Auth., Gov't. Pooled Loan, 5.00%,
12/1/30  280 318
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/37  275 331
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/38  225 270
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/39  200 240
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series B, 5.00%, 7/15/35  1,250 1,491
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series B, 5.00%, 7/15/36  1,000 1,191
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/24  800 880
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/26 (Prerefunded 3/1/24) (4) 1,650 1,823
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/27 (Prerefunded 3/1/24) (4) 1,785 1,973
New Brunswick Parking Auth., 5.00%, 9/1/26 (2) 320 373
New Brunswick Parking Auth., 5.00%, 9/1/27 (2) 375 436
New Brunswick Parking Auth., 5.00%, 9/1/28 (2) 605 701
New Jersey Economic Dev. Auth., VRDN, PCR, 0.03%, 4/1/22  300 300
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  4,040 4,536
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  2,000 2,366
New Jersey Economic Dev. Auth., Series QQQ, 4.00%, 6/15/38  600 697
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (5) 1,500 1,594
New Jersey Economic Dev. Auth., American Water, Series B,
VRDN, 1.20%, 11/1/34 (Tender 6/1/23) (5) 2,000 2,016

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (6) 665 719
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (6) 1,150 1,260
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (6) 1,105 1,197
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/54 (6) 375 405
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (5) 1,000 1,100
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 4,506
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/24 (5) 850 931
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (1)(5) 1,500 1,649
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (5) 2,035 2,231
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (1)(5) 1,030 1,131
New Jersey Economic Dev. Auth., Goethals Bridge, 5.25%,
1/1/25 (5) 1,395 1,542
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (5) 6,175 6,792
New Jersey Economic Dev. Auth., Gov't. Building, Series A, 5.00%,
6/15/42  2,000 2,380
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  910 934
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  2,470 2,520
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (5) 5,070 5,592
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (5) 1,425 1,704
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
5.00%, 10/1/23  1,210 1,309
New Jersey Economic Dev. Auth., Middlesex Water, Series C,
4.25%, 10/1/47 (Prerefunded 10/1/22) (4)(5) 1,500 1,548
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Series A, 5.25%, 7/1/26 (3)(7) 190 229
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (3) 810 970
New Jersey Economic Dev. Auth., Natural Gas Company Project,
Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (5) 1,500 1,581
New Jersey Economic Dev. Auth., NJ Transit Transportation
Project, 4.00%, 11/1/39  890 1,017
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (5) 2,075 2,420

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (5) 3,075 3,538
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/37 (1) 1,000 1,190
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/42 (1) 3,250 3,863
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,020 4,153
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35  1,000 1,190
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42  2,250 2,643
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project, 5.00%,
6/1/32  2,270 2,771
New Jersey Economic Dev. Auth., The Goethals, 5.00%, 7/1/22 (5) 400 411
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (5) 1,765 1,798
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (5) 3,250 3,312
New Jersey Economic Dev. Auth., United Methodist Homes,
5.00%, 7/1/34  2,000 2,079
New Jersey Economic Dev. Auth., United Methodist Homes,
Series A, 5.00%, 7/1/29  2,690 2,883
New Jersey EFA, Series C, 4.00%, 7/1/50 (1) 2,000 2,282
New Jersey EFA, College of New Jersey, Series F, 4.00%, 7/1/35  780 871
New Jersey EFA, College of New Jersey, Series F, 4.00%, 7/1/35
(Prerefunded 7/1/26) (4) 220 253
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30  1,214 1,378
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30
(Prerefunded 7/1/25) (4) 786 910
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,000 1,141
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  2,000 2,466
New Jersey EFA, Higher Ed. Fac. Trust Fund, 5.00%, 6/15/26  2,230 2,474
New Jersey EFA, Kean Univ., Series H, 5.00%, 7/1/28 (1) 2,000 2,292
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/32  1,010 1,116
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/39  3,275 3,607
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/34  2,090 2,386
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/36  1,000 1,141
New Jersey EFA, Princeton Univ., Series A, 4.00%, 7/1/28  2,000 2,166
New Jersey EFA, Princeton Univ., Series A, 5.00%, 7/1/26  3,500 4,202
New Jersey EFA, Princeton Univ., Series C, 5.00%, 7/1/29  500 616
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/26 (1) 1,250 1,489
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (1) 2,000 2,375
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/33
(Prerefunded 7/1/23) (4) 500 536
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/38  500 526
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  3,500 4,050

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/35  1,000 1,183
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/36  1,640 1,937
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/37  2,000 2,359
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/47  1,600 1,860
New Jersey EFA, Stockton Univ., Series A, 5.00%, 7/1/35 (1) 2,000 2,348
New Jersey EFA, William Paterson Univ., 4.00%, 7/1/36 (1) 135 162
New Jersey EFA, William Paterson Univ., 4.00%, 7/1/38 (1) 250 299
New Jersey EFA, William Paterson Univ., 5.00%, 7/1/33 (1) 270 352
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  2,500 2,815
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/23  2,750 2,956
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  110 110
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,500 1,600
New Jersey HCFFA, Atlanticare Health System, 4.00%, 7/1/37  750 909
New Jersey HCFFA, Barnabas Health Obligated Group, 4.00%,
7/1/51  3,150 3,720
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/32  1,250 1,520
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,665 4,448
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45
(Prerefunded 7/1/24) (4) 2,600 2,908
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  2,360 2,782
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,605
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 6,022
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/25  1,000 1,028
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/26  2,105 2,163
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/27  2,000 2,055
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/32  3,000 3,198
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/28  1,720 2,057
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 5,313
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.00%, 7/1/39  1,500 1,672
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.00%, 7/1/43  3,650 4,066
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/29  3,500 4,155
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  2,600 3,063

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, RWJ Barnabas Health, Series B-3, VRDN,
5.00%, 7/1/45 (Tender 7/1/26)  2,435 2,894
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/31  2,200 2,580
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/41  3,000 3,469
New Jersey HCFFA, Saint Luke's Warren Hosp., 5.00%, 8/15/34  2,290 2,448
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (1) 3,500 3,981
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 939
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/44  1,500 1,733
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31  2,000 2,553
New Jersey HCFFA, Virtua Health, 5.00%, 7/1/29  1,000 1,091
New Jersey HCFFA, Virtua Health, Series B, VRDN, 0.02%, 7/1/43  905 905
New Jersey HCFFA, Virtua Health, Series C, VRDN, 0.02%, 7/1/43  1,115 1,115
New Jersey Higher Ed. Student Assistance Auth., Series 1, 5.00%,
12/1/21 (5) 555 555
New Jersey Higher Ed. Student Assistance Auth., Series 1A,
5.00%, 12/1/26 (5) 1,500 1,738
New Jersey Higher Ed. Student Assistance Auth., Series 1B,
4.75%, 12/1/43 (5) 1,000 1,026
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/25 (5) 1,000 1,161
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/26 (5) 500 595
New Jersey Housing & Mortgage Fin. Agency, Series H, 3.00%,
10/1/52  3,135 3,413
New Jersey Institute of Technology, Series A, 5.00%, 7/1/31  360 454
New Jersey Institute of Technology, Series A, 5.00%, 7/1/32  375 472
New Jersey Institute of Technology, Series A, 5.00%, 7/1/33  170 214
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  3,500 3,988
New Jersey Institute of Technology, Unrefunded Balance, Series A,
5.00%, 7/1/42 (Prerefunded 7/1/22) (4) 1,000 1,028
New Jersey Sports & Exposition Auth., Series A, 5.00%, 9/1/24  2,000 2,237
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  1,000 1,174
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
12/15/39  2,080 2,380
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/41 (8) 675 777
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42 (8) 1,180 1,354
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,851
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/38 (8) 1,550 1,955
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/45  2,205 2,490
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/50  1,000 1,232

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/44  1,675 1,877
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/34  2,000 2,460
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/35  1,665 2,044
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  3,500 4,096
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A1, 5.00%, 6/15/29  2,500 2,939
New Jersey Transportation Trust Fund Auth., Transportation
Program, Series AA, 5.00%, 6/15/23  1,795 1,840
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  4,850 5,939
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,310 1,561
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  3,500 4,116
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  7,500 9,216
New Jersey Turnpike Auth., Series A-1, 5.00%, 1/1/35  2,000 2,402
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  4,000 4,903
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/30  500 620
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/31  1,000 1,236
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  1,500 1,853
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/33  500 618
New Jersey Turnpike Auth., Series G, 5.00%, 1/1/37  2,000 2,461
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  5,150 6,106
Newark Board of Ed., GO, 4.00%, 7/15/35 (2) 400 485
Newark Board of Ed., GO, 4.00%, 7/15/37 (2) 1,075 1,296
Newark City, Series C, GO, 4.00%, 10/1/34 (1) 120 140
Newark City, Series C, GO, 4.00%, 10/1/36 (1) 265 307
North Hudson Sewer Auth., 5.00%, 6/1/41 (1) 1,000 1,467
North Hudson Sewer Auth., 5.00%, 6/1/42 (1) 750 1,107
North Hudson Sewer Auth., Series A, COP, 5.00%, 6/1/42
(Prerefunded 6/1/22) (4) 1,000 1,024
Rutgers Univ., Series M, 5.00%, 5/1/34  1,600 1,886
Salem County PCR, Atlantic City Electric, 2.25%, 6/1/29  3,000 3,109
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (5) 6,120 7,104
South Jersey Transportation Auth., Series A, 5.00%, 11/1/32 (1) 1,250 1,589
South Jersey Transportation Auth., Series A, 5.00%, 11/1/33 (1) 750 952
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  370 411
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  2,905 3,502
Union County PCR, Exxon Mobil Project, VRDN, 0.03%, 10/1/24  705 705
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/28  500 570
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/29  400 456
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/31  435 496
400,128

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
NEW YORK 4.1%
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  1,000 1,120
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (5) 2,000 2,031
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/43 (5) 1,990 2,145
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/44 (5) 2,380 2,617
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  2,500 2,992
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (5) 5,000 6,070
Port Auth. of New York & New Jersey, Series 224, 4.00%, 7/15/51  1,530 1,811
18,786
PENNSYLVANIA 3.0%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29
(Prerefunded 7/1/25) (4) 400 464
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/30
(Prerefunded 7/1/25) (4) 700 812
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42  2,050 2,459
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/23  1,000 1,027
Delaware River Joint Toll Bridge Commission, Bridge System,
Series A, 5.00%, 7/1/44  750 931
Delaware River Port Auth., 5.00%, 1/1/40  4,000 4,357
Delaware River Port Auth., Series A, 5.00%, 1/1/34  2,000 2,515
Delaware River Port Auth., Series A, 5.00%, 1/1/40  1,000 1,243
13,808
PUERTO RICO 3.6%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (6)(8) 1,460 1,798
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (6) 690 843
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (6) 500 594
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/19 (9)(10) 625 617
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (9)(10) 1,270 1,140
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (9)(10) 1,010 884
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (9)(10) 1,375 1,334
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (9)(10) 905 911

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (9)(10) 10 10
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (9)(10) 20 20
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (9)(10) 150 148
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (9)(10) 40 39
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (9)(10) 50 48
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (9)(10) 65 64
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (9)(10) 80 79
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (9)(10) 10 10
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (9)(10) 910 894
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (9)(10) 160 157
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (9)(10) 70 69
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (9)(10) 45 43
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (9)(10) 20 20
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (9)(10) 50 49
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (9)(10) 35 35
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (9)(10) 10 9
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (9)(10) 20 19
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (9)(10) 15 15
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (9)(10) 165 159
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (9)(10) 45 44
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10) 20 20
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 1,145
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,742

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  495 397
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,189 889
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  3,050 1,016
16,261
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  600 605
605
Total Investments in Securities 100.0%
(Cost $429,556) $ 459,107
Other Assets Less Liabilities 0.0% 212
Net Assets 100.0% $ 459,319
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Insured by National Public Finance Guarantee Corporation
(4) Prerefunded date is used in determining portfolio maturity.
(5) Interest subject to alternative minimum tax.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$6,816 and represents 1.5% of net assets.
(7) Escrowed to maturity
(8) When-issued security
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10) Non-income producing
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Jersey Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE New Jersey Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On November 30, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F47-054Q3 11/21